SHARE CAPITAL	12 Months Ended
Jun. 30, 2021
SHARE CAPITAL
23. SHARE CAPITAL
23.	SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares. During the year ended June 30, 2021, the Company had the following common share transactions:

•	On February 26, 2021, the Company issued 3,000,000 common shares of the Company for the acquisition of Extraction Technologies, LLC (Note 15);
•	On February 19, 2021, the Company issued 6,177,721 common shares of the Company at a price of $0.32 per share for gross proceeds of $1,976,870; of which $1,380,400 was received in cash and $596,570 was issued in settlement of outstanding fees and debt;
•	On January 6, 2021, the Company issued 9,000,000 common shares of the Company at a price of $0.17 per share in relation to the asset acquisition of Star Buds for the opening of three cannabis retail stores under the Starbuds trade name;
•	On August 17, 2020, the Company issued 3,024,521 common shares of the Company at a price of $0.32 per share for gross proceeds of $967,846; of which $552,501 was received in cash and $415,345 was issued in settlement of outstanding fees and debt; and
•	On July 27, 2020, the Company issued 6,000,000 common shares of the Company at a price of $0.17 per share in relation to the asset acquisition of Starbuds for the opening of two cannabis retail stores under the Starbuds trade name.

During the year ended June 30, 2020, the Company had the following common share transactions:

•	On May 25, 2020, the Company issued 6,210,190 common shares of the Company at a price of $0.25 per share for gross proceeds of $1,552,548; of which $1,411,680 was received in cash and $140,868 was issued in settlement of outstanding fees and debt;
•	On May 8, 2020, the Company issued 6,000,000 common shares of the Company at a price of $0.17 per share in relation to the contingent consideration issued for the asset acquisition of Star Buds;
•	On May 8, 2020, the Company issued 181,250 common shares of the Company at a price of $0.40 per share for the settlement of a portion of Promissory Note E;
•	On April 8, 2020, the Company issued 12,500,000 common shares of the Company at a price of $0.17 per share in relation to the asset acquisition of Star Buds; and
•	On January 16, 2020, the Company issued 271,164 common shares of the Company at a price of $1.00 per share as a result of a partial conversion of the Debentures of Series A-1, as disclosed in Note 22.

During the year ended June 30, 2019, the Company had the following common share transactions:

•	On May 4, 2019, and in connection with warrants previously issued to a consultant, warrants were exercised for the purchase of 750,000 common shares of the Company at an exercise price of $0.15 per share for total gross proceeds of $112,500. As a result of this exercise, contributed surplus in the amount of $44,087 was transferred into share capital.

Shares to be issued

As at June 30, 2020, 3,000,000 common shares of the Company at a price of $0.17 per share were to be issued in relation to the contingent consideration issued for the asset acquisition of Star Buds, amounting to $510,000. On July 27, 2020, these shares were issued.

As at June 30, 2021 and in connection with the automatic conversion of shares relating to Convertible Debentures Series A-3, 5,354,400 common shares were classified as shares to be issued.

As at June 30, 2021, the value of shares to be issued amounted to $923,590 (June 30, 2020 - $510,000).

Contingently issuable shares

As at June 30, 2021, there were 4,000,000 contingently issuable shares of the Company (June 30, 2020 – 12,000,000) (Note 15).